UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [ ]; Amendment Number: ___
 This Amendment (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Weiss Asset Management LP
Address: 222 Berkeley Street, 16th Floor,
         Boston, MA 02116

Form 13F File Number: 028-12911

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Georgiy Nikitin
Title: Chief Compliance Officer of Weiss Asset Management LP
Phone: (617) 778-7780

Signature, Place, and Date of Signing:

   /s/ Georgiy Nikitin            Boston, MA           November 14, 2012
----------------------------- --------------------- -------------------------
      [Signature]                [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None



   FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers: 2

Form 13F Information Table Entry Total:   21

Form 13F Information Table Value Total: $ 109,679
 (thousands)

List of Other Included Managers:

No.:   Form 13F File Number:    Name:
1   028-12279      Andrew Weiss
2   028-12910      BIP GP LLC


                                                         FORM 13F INFORMATION TABLE
COLUMN 1                     COLUMN 2          COLUMN 3  COLUMN 4      COLUMN 5         COLUMN 6      COLUMN 7       COLUMN 8
---------		     ---------         --------  --------      --------         ---------     --------       ---------

                                                          VALUE     SHR OR    SH/ PUT/   INVESTMENT    OTHER     VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS      CUSIP   (x$1000)   PRN AMT   PRN CALL   DISCRETION   MANAGERS   SOLE    SHARED NONE
--------------		     --------------      ------  --------   --------  --- ---- -------------- --------  --------- ------ ----
BARCLAYS BK PLC              IPTH S&P VIX NEW  06740C261    1,946    216,010  SH       SHARED-DEFINED   1,2       216,010
BLACKROCK DIVERS OME STRATE  COM               09255W102      288     26,713  SH       SHARED-DEFINED   1,2        26,713
EASTMAN CHEM CO              *W EXP 02/27/201  277432118       35    230,910  SH       SHARED-DEFINED   1,2       230,910
GENERAL MTRS CO              *W EXP 07/10/201  37045V118    1,145     83,125  SH       SHARED-DEFINED   1,2        83,125
ICICI BK LTD                 ADR               45104G104   12,756    317,799  SH       SHARED-DEFINED   1,2       317,799
INTERNATIONAL TOWER HILL MIN COM               46050R102   10,996  3,849,488  SH       SHARED-DEFINED   1,2     3,849,488
INVESCO MUNI PREM INC TRST   COM               46133E102      347     35,625  SH       SHARED-DEFINED   1,2        35,625
ISHARES TR                   HIGH YLD CORP     464288513    1,092     11,824  SH       SHARED-DEFINED   1,2        11,824
JPMORGAN CHASE & CO          ALERIAN ML ETN    46625H365   27,471    679,985  SH       SHARED-DEFINED   1,2       679,985
KT CORP                      SPONSORED ADR     48268K101   10,817    691,600  SH       SHARED-DEFINED   1,2       691,600
MEDCATH CORP                 COM               58404W109    1,145    835,777  SH       SHARED-DEFINED   1,2       835,777
MEDICIS PHARMACEUTICAL CORP  NOTE   1.375% 6/0 584690AC5      323  3,000,000  PRN      SHARED-DEFINED   1,2           N/A
MYREXIS INC                  COM               62856H107      438    180,127  SH       SHARED-DEFINED   1,2       180,127
PRETIUM RES INC              COM               74139C102   13,093  1,000,000  SH       SHARED-DEFINED   1,2     1,000,000
RICHMONT MINES INC           COM               76547T106    9,535  2,000,000  SH       SHARED-DEFINED   1,2     2,000,000
SEALY CORP                   COM               812139301    1,617    741,700  SH       SHARED-DEFINED   1,2       741,700
TAIWAN SEMICONDUCTOR MFG LTD SPONSORED ADR     874039100    9,225    583,132  SH       SHARED-DEFINED   1,2       583,132
BGS ACQUISITION CORP         SH                G1082J100    2,336    238,100  SH       SHARED-DEFINED   1,2       238,100
CHINA GROWTH EQUITY INV LTD  SHS               G2114K107    1,490    150,000  SH       SHARED-DEFINED   1,2       150,000
INFINITY CROSS BORDER ACQUIS UNIT 99/99/9999   G4772R127    2,595    320,000  SH       SHARED-DEFINED   1,2       320,000
PRIME ACQUISITION CORP       SHS               G72436101      989    100,000  SH       SHARED-DEFINED   1,2       100,000

